10. CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	7 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Convertible Notes Payable Tables
Convertible Notes activity
	Principal		Debt	Accrued
	Balance		Discount	Interest	Total
Balance at December 31, 2013	$700,000		$(355,163)	$871	$345,708

Issued in the period	1,605,000		(1,605,000)	-	-

Converted into shares of common stock	(255,000)		-	(3,669)	(258,669)

Amortization of debt discount	-		320,422	-	340,422

Payment of loan principal	(943)		-	-	(943)

Interest accrued during period	-		-	49,274	49,274

Interest paid during period	-		-	(46,476)	(46,476)

Balance at March 31, 2014	2,049,057		(1,640,535)	-	408,522

Less: Current portion	(5,927	) (1)	-	-	(5,927)
Long-term debt	$2,043,130		$(1,640,535)	$-	$402,595

(1)  The current portion represents the principal balance payable on the 81/2% convertible note payable in the twelve months following the balance sheet date.

	Convertible Notes Payable	Debt Discount	Convertible Notes Payable, Net
June 5, 2013 (Inception)	$-	$-	$-
Proceeds from issuance of convertible debt
12% convertible notes issued December 27,2013	530,000	(278,853)	251,147
8% convertible notes issued December 31,2013	170,000	(77,104)	92,896
Amortization of debt discount	-	794	794
Total	700,000	(355,163)	344,837
Current portion of debt	(5,356)	2,426	(2,930)
Long term portion at December 31, 2013	$694,644	$(352,737)	$341,907